Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Financial Statements Information [Line Items]
Senior Notes	$ 250,000	$ 250,000
8.875% Senior Notes
Schedule Of Financial Statements Information [Line Items]
Due date	2020	2020